                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
Associate Counsel

May 3, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

        Re: Limited Term New York Municipal Fund, a Series of
            Rochester Portfolio Series (the "Registrant")
            Reg. No. 33-41511; File No. 811-6332
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent that, with respect to the Prospectus  dated April 30, 2007 of Oppenheimer  Limited
Term  New  York  Municipal  Fund,  no  changes  were  made to the  Prospectus  contained  in
Post-Effective  Amendment No. 22 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically  with the  Securities  and Exchange  Commission on April 27,
2007.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Ron Feiman, Mayer, Brown, Rowe & Maw LLP
     Gloria LaFond
     Nancy S. Vann